Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
In accordance with ASC 820, assets and liabilities measured at fair value on a recurring basis are as follows:

March 31, 2014	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$1,549	$—	$—	$1,549
Preferred stock	—	4,692	—	4,692
Fixed maturities:				—
U.S. Treasury and Federal agencies	29,041	—	—	29,041
State and political subdivision bonds	—	104,394	—	104,394
Residential mortgage-backed securities	—	379,186	—	379,186
Corporate bonds	—	641,832	—	641,832
Commercial mortgage-backed securities	—	21,691	—	21,691
Other investments	—	—	3,242	3,242
Total assets	$30,590	$1,151,795	$3,242	$1,185,627

Liabilities
Securities sold under agreements to repurchase	$—	$66,993	$—	$66,993
Total liabilities	$—	$66,993	$—	$66,993

December 31, 2013	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Common stock	$1,939	$—	$—	$1,939
Preferred stock	—	4,348	—	4,348
Fixed maturities:				—
U.S. Treasury and Federal agencies	31,575	—	—	31,575
State and political subdivision bonds	—	99,584	—	99,584
Residential mortgage-backed securities	—	269,429	—	269,429
Corporate bonds	—	491,795	—	491,795
Commercial mortgage-backed securities	—	8,128	—	8,128
Other investments	—	—	2,893	2,893
Total assets	$33,514	$873,284	$2,893	$909,691

Liabilities
Securities sold under agreements to repurchase	$—	$109,629	$—	$109,629
Total liabilities	$—	$109,629	$—	$109,629